Supplement, dated January 22, 2007, to the Statements of Additional Information
                    for each of the following Seligman Funds:

Statements of Additional Information, each dated February 1, 2006, for Seligman
 Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income
  Fund, Inc.), Seligman Municipal Fund Series, Inc., Seligman Municipal Series
   Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania
                             Municipal Fund Series

  Statements of Additional Information, each dated March 1, 2006, for Seligman
           Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

   Statements of Additional Information, each dated May 1, 2006, for Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock
Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth
 Fund, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund,
  Inc., Seligman Time Horizon/Harvester Series, Inc., and Seligman Value Fund
                                  Series, Inc.

    Statement of Additional Information, dated October 2, 2006, for Seligman
                       TargetHorizon ETF Portfolios, Inc.

   Statement of Additional Information, dated December 29, 2006, for Seligman
       LaSalle Real Estate Fund Series, Inc. (collectively, the "Funds")

The following paragraph supersedes and replaces the information contained in the Supplement, dated January 18, 2007, relating to the section under the heading "Purchase, Redemption, and Pricing of Shares - Purchase of Shares - Class C" in each Fund's Statement of Additional Information:

Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: A.G. Edwards & Sons, Inc., Advest, Inc., Bear, Stearns & Co. Inc., Citigroup Global Markets, Inc., D.A. Davidson & Co., First Clearing, LLC, GPC Securities, Inc., INVEST Financial Corporation, Investment Centers of America, Inc., Janney Montgomery Scott, LLC, KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., National Planning Corporation, National Planning Holdings, Inc., Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher, Inc., Ryan Beck & Co., SII Investments, Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.